 DOS/A LIVE 0001817964 XXXXXXXX false false false Emancipation Fund Initiative LLC TX 2020 0001817964 6500 85-0866286 0 0 5330 GRIGGS RD #D107 HOUSTON TX 77021 8329740024 Samuel Whitley Other 25000.00 0.00 0.00 0.00 25000.00 0.00 0.00 0.00 25000.00 25000.00 0.00 0.00 0.00 -35000.00 -350.00 -350.00 PWR CPA, LLP Membership Interests 100 none none N/A 0 none none none 0 none none true true false Tier2 Audited Debt Y Y N Y Y N 7200 0 5000.0000 36000000.00 0.00 0.00 0.00 36000000.00 0.00 0.00 0.00 PWR CPA, LLP 3500.00 Whitley LLP Attorneys at Law 35000.00 0.00 Whitley LLP Attorneys at Law 0.00 36000000.00 Proceeds of this offering are not being used to pay for legal fees, auditing fees, or blue sky compliance fees. Such fees have been paid by the Managing Member. The amount of such filing fees are not known at this time. true false AL AK AZ AR CA CO CT DE DC FL GA HI ID IL IN IA KS KY LA ME MD MA MI MN MS MO MT NE NV NH NJ NM NY NC ND OH OK OR PA PR RI SC SD TN TX UT VT VA WA WV WI WY false The Emancipation Fund Initiative LLC Membership Interests 100 0 60000 Securities Act, Section 4(a)(2)